EliteDesigns® II Variable Annuity	EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573

Supplement Dated October 10, 2014,
To Current Prospectus

Important Information about

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY PORTFOLIO
JPMORGAN INSURANCE TRUST INTREPID GROWTH PORTFOLIO
JPMORGAN INSURANCE TRUST MIDCAP GROWTH PORTFOLIO

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

Effective August 26, 2014, the JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio and JPMorgan Insurance Trust Midcap Growth Portfolio Subaccounts (the “Subaccounts”) are no longer be available as an investment option under your Contract. The underlying funds of the Subaccounts, the JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio and JPMorgan Insurance Trust Midcap Growth Portfolio (the “Funds”), are expected to be liquidated on or about December 12, 2014.

If you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to another available subaccount prior to December 12, 2014. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Subaccount to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.

If a transfer request is not received by the close of business on December 11, 2014, Security Benefit Life Insurance Company will re-allocate Contract Value allocated to the Subaccount and redemption proceeds received upon the Fund’s liquidation to the Rydex VIF U.S. Government Money Market Subaccount, which invests in the Rydex VIF U.S. Government Money Market Fund. The investment objective of the U.S. Government Money Market Fund is to seek to provide security of principal, high current income, and liquidity. In addition, if you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocation, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex VIF U.S. Government Money Market Subaccount.

More detailed information regarding the investment objective, policies, risks, and expenses associated with the Rydex VIF U.S. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company or First Security Benefit Life Insurance and Annuity Company of New York to obtain additional information, including a transfer request form or copies of the fund prospectus(es).

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
Deutsche Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	MFS
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS® VIT International Value	Service	Seeks capital appreciation.	MFS
MFS® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS® VIT Research	Service	Seeks capital appreciation.	MFS
MFS® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS® VIT Research International	Service	Seeks capital appreciation.	MFS
MFS® VIT Total Return	Service	Seeks total return.	MFS
MFS® VIT Utilities	Service	Seeks total return.	MFS

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®		Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate		Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Transparent Value Directional Allocation VI	Class II	Seeks to provide investment results that, before fees and expenses, corresond generally to the performance of the Transparent Value Directional Allocation IndexSM.	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

Please Retain This Supplement For Future Reference